Other (Income) Expense, Net Other (Income) Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Schedule of Other (Income) Expense, Net [Table Text Block]
Other (income) expense, net consists of the following:

	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009
	(Dollars in Millions)
UK Administration recovery	$(18)	$—	$—	$—
Transformation costs	7	—	—	—
Reorganization-related costs, net	8	14	—	—
(Gain) loss on sale of assets	(2)	(1)	22	—
Gain on sale-leaseback	—	—	—	(20)
	$(5)	$13	$22	$(20)